Common Shares	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Common Shares
Note 13.	Common Shares
Predecessor Common Shares

Genius Sports equity structure compromised Ordinary Shares, Ordinary A Shares, and Ordinary S Shares (collectively, the “Predecessor Common Shares”), each with a par value of $0.0001, except for the Ordinary S Shares, which had a par value of $0.000001. At close of the acquisition of Genius Sports, described in Note 2 –
Business Combinations
, all Predecessor Common Shares, and Warrants, described in Note 11 –
Warrants
, were retired.
Genius Sports equity structure also included certain Staff Loans, defined in Note 15 –
Stock-based Compensation
. These Staff Loans consisted of additional classes of Predecessor Common Shares, which for accounting purposes are accounted for as the equivalent of stock options. Refer to Note 15 –
Stock-based Compensation
for further details on the Staff Loans.
Successor Common Shares
The Company’s equity structure following the Apax Funds Investment on September 7, 2018 consisted of the following: A1 Ordinary Shares, A2 Ordinary Shares, and A3 Ordinary Shares (collectively, Common Shares), with each share having a nominal value of $0.01.
Holders of A1 Ordinary Shares are entitled to receive notice of, attend and speak at a general meeting of the Company and to vote on resolutions. On a show of hands, on a poll or on a written resolution each holder of A1 Ordinary Shares is entitled to exercise one vote per A1 Ordinary Share held. Holders of A2 Ordinary Share are not entitled to receive notice of, attend or speak at general meetings of the Company, or to vote on resolutions. Holders of A3 Ordinary Shares are entitled to receive notice of, but not to attend or speak at, general meetings of the Company, and are not entitled to vote on resolutions, save that a holder of A3 Ordinary Shares has the right to enfranchise its A3 Ordinary Shares by serving a voting notice is on the Company, in which event such holder of A3 Ordinary Shares will be entitled to one vote per A3 Ordinary Share held on resolutions.
Other than the different notice, attendance, and voting rights as outlined above, the A1 Ordinary Shares, A2 Ordinary Shares and A3 Ordinary Shares have the same rights, including entitlement to receive distributions and liquidation proceeds. The holders have no preemptive or other subscription rights and there is no redemption or sinking fund provisions with respect to such shares. In the event of liquidation, dissolution, distribution of assets, or winding up of the Company, the holders of Common Shares have equal rights to receive all the assets of the Company, after the rights of the holders of the Preference Shares, if any, have been satisfied.
As of December 31, 2020 and 2019 (Successor), the Company had 1,873,423 Common Shares authorized and 1,873,423 shares issued and outstanding.
The Company’s directors may exercise the power of the Company to issue an unlimited number of shares of different types or classes.
The Company’s equity structure also included certain Incentive Securities, defined in Note 15 –
Stock-based Compensation
. These Incentive Securities consisted of additional classes of common shares, which for accounting purposes are accounted for as the equivalent of stock options. Refer to Note 15 –
Stock-based Compensation
for further details on the Incentive Securities.